Financial instruments measured at fair value: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total assets	R$ 5,235,447	R$ 2,579,588
Financial assets at fair value	5,235,447	2,579,588
Derivative financial instruments	198,027	340,660
Other derivatives	457,892	161,429
Marketable securities	4,579,528	2,077,499
Total liabilities	208,787	36,166
Financial liabilities at fair value through profit or loss	208,787	36,166
Derivatives used for hedging	208,787	36,166
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	4,579,528	2,077,499
Financial assets at fair value	4,579,528	2,077,499
Derivative financial instruments
Other derivatives
Marketable securities	4,579,528	2,077,499
Total liabilities
Financial liabilities at fair value through profit or loss
Derivatives used for hedging
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	655,919	502,089
Financial assets at fair value	655,919	502,089
Derivative financial instruments	198,027	340,660
Other derivatives	457,892	161,429
Marketable securities
Total liabilities	208,787	36,166
Financial liabilities at fair value through profit or loss	208,787	36,166
Derivatives used for hedging	R$ 208,787	R$ 36,166